Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the six months ended June 30,
	2024 SGD	2025 SGD	2025 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	103,697	243,980	185,425
Foreign	-	-	-
Total (loss) before income taxes	103,697	243,980	185,425

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Income before income taxes	103,697	243,980	185,425
Singapore statutory income tax rate	17%	17%	17%
Non-deductible depreciation	13%	5%	5%
Non-deductible professional fees	59%	20%	20%
Other non-deductible expenses	2%	12%	12%
Tax rebate and exemption	-9%	0%	0%
Effective tax rate	82%	54%	54%

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

Deferred tax assets as below,

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Deferred tax assets:
Bad debt provision	271,841	270,773	205,788
Lease liabilities	120,936	60,804	46,211
Net operating loss carried forward	32,641	33,709	25,618
Total deferred tax assets	425,418	365,286	277,617

Deferred tax liabilities:
Right-of-use assets	(120,936)	(60,804)	(46,211)
Total deferred tax liabilities	(120,936)	(60,804)	(46,211)
Net deferred tax assets	304,482	304,482	231,406

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and June 30, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the six months ended June 30, 2024 and 2025. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2022 SGD	2023 SGD	2024 SGD	2024 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	210,917	(33,313)	(850,004)	(637,503)
Foreign		-	-	-
Total income (loss) before income taxes	210,917	(33,313)	(850,004)	(637,503)

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2022 SGD	2023 SGD	2024 SGD	2024 USD
Profit (loss) before income taxes	210,917	(33,313)	(850,004)	(637,503)
Singapore statutory income tax rate	17%	17%	17%	17%

Non-deductible depreciation	9%	-70%	-3%	-3%
Non-deductible professional fees	62%	-467%	-9%	-9%
Other non-deductible expenses	5%	-39%	-1%	-1%
Tax rebate and exemption	-26%	673%	0%	0%
Effective tax rate	67%	114%	4%	4%

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	2023 SGD	2024 SGD	2024 USD
Allowance for credit loss	270,556	271,841	203,881
Lease liabilities	4,726	120,936	90,702
Net operating loss carried forward	-	32,641	24,481
Total deferred tax assets	275,282	425,418	319,064
Deferred tax liabilities:
Right-of-use assets	(7,069)	(120,936)	(90,702)
Total deferred tax liabilities	(7,069)	(120,936)	(90,702)
Net deferred tax asset:	268,213	304,482	228,362

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended December 31, 2022, 2023 and 2024. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.

The tax years ended December 31, 2021 through 2024 for the Company’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities.